Summary of Significant Accounting Policies (Details)		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) shares	Jul. 18, 2022	Jul. 14, 2022	Jul. 07, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Other comprehensive income loss		$ 5,609	$ 2,548
Shareholders’ equity (in Yuan Renminbi) | ¥					¥ 6.9646				¥ 6.3757
Average translation amount (in Yuan Renminbi) | ¥					¥ 6.7261				¥ 6.4515	¥ 6.8976
Average translation per share (in Dollars per share) | $ / shares				$ 1
Maturities months		3 months
Cash, Uninsured Amount		$ 21,300,000	18,600,000
Provisions for prepayments and other assets		500,000	400,000
Contract liabilities		700,000	2,500,000	$ 700,000
Contract liabilities		1,100,000	1,000,000
Transportation spent		1,000,000	1,500,000
Government subsidies		800,000	600,000	2,200,000
Advertising expense		50,000.00	80,000.00	60,000.00
Contribution expenses		$ 1,300,000	2,400,000	$ 2,900,000
Lease term		12 months			12 months
Operating leases term		1 year			1 year
Operating lease liabilities	$ 28,000,000	$ 3,500,000
VAT rates		13.00%			13.00%	4.00%	4.00%	4.00%
Tax authorities		5 years
Tax benefit rate		50.00%
VIE least rate		10.00%
Statutory reserves rate		50.00%
Deposited amount		$ 23,400,000	$ 18,900,000
Deposit insurance limit (in Yuan Renminbi) | ¥					¥ 500,000
Percentage depreciated		9.24%	2.29%
Percentage of total revenue		10.00%	27.80%	12.40%	10.00%				27.80%	12.40%
Percentage of account receivables		10.00%	10.00%
Percentage of account payable balances		13.40%	14.40%
Registered capital		27.20%	27.20%
Number of reportable segment		1
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives term		5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives term		50 years
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of total revenue		23.50%			23.50%
Hubei Luge Logistics Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of total revenue				19.80%						19.80%
Class A Ordinary Share [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Convertible share (in Shares) | shares		1			1
Value added tax (“VAT”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Tax authorities		5 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts		$ 3,100,000	$ 2,400,000